Consolidated cash flow statements - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017
Statement [line items]
Net income		$ 7,768		$ 1,979		$ 9,796		$ 3,644
Reversal of non-cash items		(3,727)	[1]	1,685	[1]	(1,894)	[2]	3,554	[2]
Dividends received from associated companies		254		426		718		864
Interest received		38		24		88		42
Interest paid		(231)		(194)		(376)		(319)
Other financial receipts		38		(31)		38
Other financial payments		49		(22)		(15)		(27)
Taxes paid		(516)		(467)		(983)		(904)
Cash flows before working capital and provision changes from continuing operations		3,673		3,400		7,372		6,854
Payments out of provisions and other net cash movements in non-current liabilities		(138)		(142)		(295)		(290)
Change in net current assets and other operating cash flow items		407		324		(621)		(937)
Cash flows from operating activities from continuing operations		3,942		3,582		6,456		5,627
Purchase of property, plant and equipment		(331)		(332)		(690)		(676)
Proceeds from sales of property, plant and equipment		6		7		51		16
Purchase of intangible assets		(289)		(221)		(728)		(431)
Proceeds from sales of intangible assets		221		180		415		383
Purchase of financial assets		(42)		(46)		(87)		(177)
Proceeds from sales of financial assets		60		68		69		208
Purchase of other non-current assets		(9)		5		(13)		(43)
Proceeds from sales of other non-current assets		4		0		4		1
Purchase of interests in associates		(2)		(2)		(3)		(2)
Divestments of interests in associated companies		13,003	[1]	32	[1]	13,003	[2]	32	[2]
Acquisitions and divestments of businesses, net		(8,352)		4		(11,859)		(655)
Purchase of marketable securities and commodities		(83)		(131)		(223)		(296)
Proceeds from sales of marketable securities and commodities		139		139		291		289
Cash flows used in investing activities from continuing operations		4,325		(297)		230		(1,351)
Cash flows used in/from investing activities from discontinued operations				(40)				(87)
Total cash flows used in/from investing activities		4,325		(337)		230		(1,438)
Dividends paid to shareholders of Novartis AG						(6,966)		(6,495)
Acquisition of treasury shares		(599)		(1,876)		(774)		(3,168)
Proceeds from exercise options and other treasury share transactions		0		1		433		235
Proceeds from non-current financial debts		91		2		2,856		4,932
Repayment of non-current financial debts		(365)		(187)		(365)		(187)
Change in current financial debts		(738)		(1,034)		1,801		1,270
Impact of change in ownership of consolidated entities		(2)				(7)
Transaction costs recorded in equity paid	[3]	8				8
Dividends paid to non-controlling interests and other financing cash flows		91		82		(46)		13
Cash flows used in financing activities		(1,530)		(3,012)		(3,076)		(3,400)
Effect of exchange rate changes on cash and cash equivalents		(104)		51		(24)		60
Net change in cash and cash equivalents		6,633		284		3,586		849
Cash and cash equivalents at beginning of period		5,813		7,572		8,860		7,007
Cash and cash equivalents at end of period		12,446		$ 7,856		12,446		$ 7,856
QoQ change [member]
Statement [line items]
Net income		5,789				6,152
Reversal of non-cash items		(5,412)	[1]			(5,448)	[2]
Dividends received from associated companies		(172)				(146)
Interest received		14				46
Interest paid		(37)				(57)
Other financial receipts		69				38
Other financial payments		71				12
Taxes paid		(49)				(79)
Cash flows before working capital and provision changes from continuing operations		273				518
Payments out of provisions and other net cash movements in non-current liabilities		4				(5)
Change in net current assets and other operating cash flow items		83				316
Cash flows from operating activities from continuing operations		360				829
Purchase of property, plant and equipment		1				(14)
Proceeds from sales of property, plant and equipment		(1)				35
Purchase of intangible assets		(68)				(297)
Proceeds from sales of intangible assets		41				32
Purchase of financial assets		4				90
Proceeds from sales of financial assets		(8)				(139)
Purchase of other non-current assets		(14)				30
Proceeds from sales of other non-current assets		4				3
Purchase of interests in associates		0				(1)
Divestments of interests in associated companies		12,971	[1]			12,971	[2]
Acquisitions and divestments of businesses, net		(8,356)				(11,204)
Purchase of marketable securities and commodities		48				73
Proceeds from sales of marketable securities and commodities		0				2
Cash flows used in investing activities from continuing operations		4,622				1,581
Cash flows used in/from investing activities from discontinued operations		40				87
Total cash flows used in/from investing activities		4,662				1,668
Dividends paid to shareholders of Novartis AG						(471)
Acquisition of treasury shares		1,277				2,394
Proceeds from exercise options and other treasury share transactions		(1)				198
Proceeds from non-current financial debts		89				(2,076)
Repayment of non-current financial debts		(178)				(178)
Change in current financial debts		296				531
Impact of change in ownership of consolidated entities		(2)				(7)
Transaction costs recorded in equity paid	[3]	8				8
Dividends paid to non-controlling interests and other financing cash flows		9				(59)
Cash flows used in financing activities		1,482				324
Effect of exchange rate changes on cash and cash equivalents		(155)				(84)
Net change in cash and cash equivalents		6,349				2,737
Cash and cash equivalents at beginning of period		(1,759)
YTD change [member]
Statement [line items]
Cash and cash equivalents at end of period		3,586				3,586
YoY change [member]
Statement [line items]
Cash and cash equivalents at beginning of period						1,853
Cash and cash equivalents at end of period		$ 4,590				$ 4,590

[1]	Q2 2018 includes a reversal of a pre-tax gain (USD 5.8 billion) recognized from the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 3). The cash proceed of USD 13 billion from the divestment is included in the line Divestments of interests in associated companies.
[2]	2018 includes a reversal of a pre-tax gain (USD 5.8 billion) recognized from the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 3). The cash proceed of USD 13 billion from the divestment is included in the line Divestments of interests in associated companies.
[3]	Transaction costs directly attributable to the potential distribution (spinoff) of Alcon to Novartis shareholders (see Note 2).